Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net income attributable to the Company and other comprehensive income:	$ 7,571	$ 7,313
Unrealized gains on securities:
Non-credit related unrealized gains on securities with OTTI	42	25
Unrealized (losses) gains on securities without OTTI	564	(247)
Tax Impact	(242)	89
Total unrealized (losses) gains on securities	364	(133)
Gross pension liability adjustments	243	23
Tax Impact	(97)	(9)
Total pension liability adjustment	146	14
Total other comprehensive (loss) income	510	(119)
Total comprehensive income	$ 8,081	$ 7,194